Pay vs Performance Disclosure number in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table(1)

					Value of Initial Fixed $100 Investment(2)
Year	Summary Compensation Table (“SCT”) Total for PEO	Compensation Actually Paid to PEO (3)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs(3)	Total Shareholder Return	Peer Group Total Shareholder Return(4)	Net Income (Loss) (in millions)(5)	Company Selected Measure: Revenue (in millions)(6)
2025	$4,309,846	$5,534,960	$2,929,651	$4,162,833	$7	$125	$(546.4)	$160.0
2024	$9,181,620	$(5,981,089)	$3,602,541	$(4,385,477)	$7	$93	$(309.9)	$154.0
2023	$8,046,575	$10,050,624	$3,218,108	$4,126,192	$38	$94	$(306.7)	$200.5
2022	$6,616,251	$(13,137,692)	$4,472,247	$(842,693)	$32	$90	$(314.2)	$128.3
2021	$2,866,931	$(6,449,458)	$11,099,491	$6,128,515	$79	$100	$(181.2)	$130.5

Company Selected Measure Name	revenue
Named Executive Officers, Footnote	The NEOs for each applicable fiscal year are:
•2025: PEO: Christian O. Henry. Non-PEO NEOs: Jim R. Gibson and Mark Van Oene. Mr. Gibson was appointed as Chief Financial Officer effective March 31, 2025.
•2024: PEO: Christian O. Henry. Non-PEO NEOs: Susan Kim, Mark Van Oene and Jeff Eidel. Ms. Kim’s last day as an employee of the Company was December 6, 2024. Mr. Eidel's last day as an employee of the Company was November 15, 2024.
•2023: PEO: Christian O. Henry. Non-PEO NEOs: Susan Kim, Mark Van Oene and Jeff Eidel.
•2022: PEO: Christian O. Henry. Non-PEO NEOs: Susan Kim, Mark Van Oene, Jeff Eidel, and Peter Fromen. Mr. Fromen resigned from his role as Chief Commercial Officer effective May 20, 2022. Mr. Eidel was appointed as Chief Commercial Officer effective August 16, 2022.
•2021: PEO: Christian O. Henry. Non-PEO NEOs: Susan Kim, Mark Van Oene, Peter Fromen, and Denis Zaccarin. Dr. Zaccarin ceased to serve as an executive officer after January 8, 2021. Mr. Van Oene was appointed as Chief Operating Officer, and Mr. Fromen was appointed as Chief Commercial Officer, effective January 8, 2021.

Peer Group Issuers, Footnote	The peer group used for relative TSR is the Nasdaq Biotechnology Index, which is the same peer group we use for the stock performance graph included in our Annual Report pursuant to Item 201(e) of Regulation S-K.
Adjustment To PEO Compensation, Footnote	The SEC rules require that certain adjustments be made to the Summary Compensation Table totals to determine CAP, as reported in the Pay Versus Performance table above. The following table details the applicable adjustments that were made to determine CAP.

Year	Executives	SCT Total	Deduct SCT Stock & Option Awards	Add Year-End Value of Unvested Awards Granted in Year	Add Change in Value of Unvested Awards Granted in Prior Years	Add Fair Value of Vested Awards Granted in Year	Add Change in Value of Vested Awards Granted in Prior Years	Deduct Fair Value of Forfeited Awards in Year
2025	PEO	$4,309,846	$(2,847,291)	$3,258,025	$62,382	$782,681	$(30,683)	—
2025	Non-PEO NEOs*	$2,929,651	$(2,153,561)	$3,196,825	$17,537	$190,898	$(18,517)	—
2024	PEO	$9,181,620	$(8,237,595)	$2,938,557	$(6,025,059)	—	$(3,838,612)	—
2024	Non-PEO NEOs*	$3,602,541	$(2,893,843)	$486,826	$(1,799,745)	—	$(1,513,626)	$(2,267,630)
2023	PEO	$8,046,575	$(6,636,013)	$6,903,424	$740,655	—	$995,983	—
2023	Non-PEO NEOs*	$3,218,108	$(2,443,297)	$2,541,755	$560,532	—	$249,095	—
2022	PEO	$6,616,251	$(5,517,997)	$3,572,661	$(11,593,565)	$485,101	$(6,700,144)	—
2022	Non-PEO NEOs*	$4,472,247	$(3,944,226)	$2,962,458	$(2,161,553)	$141,415	$(1,075,233)	$(1,237,802)
2021	PEO	$2,866,931	$(1,448,052)	$574,247	$(8,880,638)	$94,868	$343,184	—
2021	Non-PEO NEOs*	$11,099,491	$(10,246,763)	$5,818,159	$(603,005)	$25,851	$34,783	—

* Presented on an averaged basis
For purposes of the adjustments to determine CAP, we computed the fair value of equity awards as of each measurement date using valuation assumptions and methodologies (including expected term, volatility, dividend yield and risk-free interest rates) that are consistent with those used to estimate fair value at grant under U.S. GAAP; provided that we made certain adjustments to the valuation assumptions used to calculate option fair values from those disclosed at the time of grant, including to the risk-free rate due to macroeconomic changes between the grant date and valuation dates, the option term in order to incorporate the passage of time in the awards’ life and by the degree to which the option was in or out of the money, the volatilities due to macroeconomic changes in the market for our common stock between the grant date and valuation dates, and to the stock price on the valuation date due to changes in our stock price. All other valuation assumptions are not materially different from the grant-date assumptions and there were no changes in calculation methodology. For additional details on the valuation assumptions used at grant, see Note 9 of the Notes to Consolidated Financial Statements included in our Annual Report.

Non-PEO NEO Average Total Compensation Amount	$ 2,929,651	$ 3,602,541	$ 3,218,108	$ 4,472,247	$ 11,099,491
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,162,833	(4,385,477)	4,126,192	(842,693)	6,128,515
Adjustment to Non-PEO NEO Compensation Footnote	The SEC rules require that certain adjustments be made to the Summary Compensation Table totals to determine CAP, as reported in the Pay Versus Performance table above. The following table details the applicable adjustments that were made to determine CAP.

Year	Executives	SCT Total	Deduct SCT Stock & Option Awards	Add Year-End Value of Unvested Awards Granted in Year	Add Change in Value of Unvested Awards Granted in Prior Years	Add Fair Value of Vested Awards Granted in Year	Add Change in Value of Vested Awards Granted in Prior Years	Deduct Fair Value of Forfeited Awards in Year
2025	PEO	$4,309,846	$(2,847,291)	$3,258,025	$62,382	$782,681	$(30,683)	—
2025	Non-PEO NEOs*	$2,929,651	$(2,153,561)	$3,196,825	$17,537	$190,898	$(18,517)	—
2024	PEO	$9,181,620	$(8,237,595)	$2,938,557	$(6,025,059)	—	$(3,838,612)	—
2024	Non-PEO NEOs*	$3,602,541	$(2,893,843)	$486,826	$(1,799,745)	—	$(1,513,626)	$(2,267,630)
2023	PEO	$8,046,575	$(6,636,013)	$6,903,424	$740,655	—	$995,983	—
2023	Non-PEO NEOs*	$3,218,108	$(2,443,297)	$2,541,755	$560,532	—	$249,095	—
2022	PEO	$6,616,251	$(5,517,997)	$3,572,661	$(11,593,565)	$485,101	$(6,700,144)	—
2022	Non-PEO NEOs*	$4,472,247	$(3,944,226)	$2,962,458	$(2,161,553)	$141,415	$(1,075,233)	$(1,237,802)
2021	PEO	$2,866,931	$(1,448,052)	$574,247	$(8,880,638)	$94,868	$343,184	—
2021	Non-PEO NEOs*	$11,099,491	$(10,246,763)	$5,818,159	$(603,005)	$25,851	$34,783	—

* Presented on an averaged basis
For purposes of the adjustments to determine CAP, we computed the fair value of equity awards as of each measurement date using valuation assumptions and methodologies (including expected term, volatility, dividend yield and risk-free interest rates) that are consistent with those used to estimate fair value at grant under U.S. GAAP; provided that we made certain adjustments to the valuation assumptions used to calculate option fair values from those disclosed at the time of grant, including to the risk-free rate due to macroeconomic changes between the grant date and valuation dates, the option term in order to incorporate the passage of time in the awards’ life and by the degree to which the option was in or out of the money, the volatilities due to macroeconomic changes in the market for our common stock between the grant date and valuation dates, and to the stock price on the valuation date due to changes in our stock price. All other valuation assumptions are not materially different from the grant-date assumptions and there were no changes in calculation methodology. For additional details on the valuation assumptions used at grant, see Note 9 of the Notes to Consolidated Financial Statements included in our Annual Report.

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid (in millions) and Company and Nasdaq Biotechnology Index (“NBI”) TSR (12/31/2020 indexed to $100)
The following chart sets forth the relationship between CAP to our PEO and the average of CAP to our Non-PEO NEOs, versus the Company’s cumulative TSR and the NBI TSR, as applicable, over the five most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid (in millions) and Net Income (Loss)
The following chart sets forth the relationship between CAP to our PEO, the average of CAP to our Non-PEO NEOs and our Net Income (Loss) during the five most recently completed fiscal years.
Although Item 402(v) of Regulation S-K requires the description of the relationship between the compensation actually paid for our NEOs and our net income (loss), we do not currently utilize GAAP or non-GAAP net income (loss) as a performance measure in any of our incentive programs. As a result, the impact of year-over-year fluctuations in our net income (loss) has less of an impact on CAP.

Compensation Actually Paid vs. Company Selected Measure
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid (in millions) and Company-Selected Measure
The following chart sets forth the relationship between CAP to our PEO, the average of CAP to our Non-PEO NEOs, and our Company-Selected Measure during the five most recently completed fiscal years.

Tabular List, Table

Revenue
Cash, cash equivalents and short-term investments

Total Shareholder Return Amount	$ 7	7	38	32	79
Peer Group Total Shareholder Return Amount	125	93	94	90	100
Net Income (Loss)	$ (546,400,000)	$ (309,900,000)	$ (306,700,000)	$ (314,200,000)	$ (181,200,000)
Company Selected Measure Amount	160.0	154.0	200.5	128.3	130.5
PEO Name	Christian O. Henry	Christian O. Henry	Christian O. Henry	Christian O. Henry	Christian O. Henry
Additional 402(v) Disclosure	TSR is calculated by assuming that a $100 investment was made at the close of trading on December 31, 2020, and reinvesting all dividends until the last day of each reported fiscal year.Represents the net income (loss) as reported in the Company’s audited financial statements for the applicable year.The Company-selected measure is revenue, as described above in “Compensation Discussion and Analysis.” Revenue means all GAAP-based revenue as reflected in our audited financial statements.
The financial performance measures listed below represent the most important financial performance measures that were used to determine the compensation actually paid to our NEOs in 2025. No other financial performance measures were used to determine compensation actually paid to our NEOs for 2025.

Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Cash, cash equivalents and short-term investments
Christian O Henry [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,309,846	$ 9,181,620	$ 8,046,575	$ 6,616,251	$ 2,866,931
PEO Actually Paid Compensation Amount	5,534,960	(5,981,089)	10,050,624	(13,137,692)	(6,449,458)
Christian O Henry [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,847,291)	(8,237,595)	(6,636,013)	(5,517,997)	(1,448,052)
Christian O Henry [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,258,025	2,938,557	6,903,424	3,572,661	574,247
Christian O Henry [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	62,382	(6,025,059)	740,655	(11,593,565)	(8,880,638)
Christian O Henry [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	782,681	0	0	485,101	94,868
Christian O Henry [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(30,683)	(3,838,612)	995,983	(6,700,144)	343,184
Christian O Henry [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,153,561)	(2,893,843)	(2,443,297)	(3,944,226)	(10,246,763)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,196,825	486,826	2,541,755	2,962,458	5,818,159
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,537	(1,799,745)	560,532	(2,161,553)	(603,005)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	190,898	0	0	141,415	25,851
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(18,517)	(1,513,626)	249,095	(1,075,233)	34,783
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (2,267,630)	$ 0	$ (1,237,802)	$ 0